Non-controlling Interests - Summary of Financial Information for IsoEnergy Ltd (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [line items]
Cash	$ 74,021,706
Non-current assets	282,386,032	$ 260,063,902
TOTAL ASSETS	357,392,071	313,525,914
Current liabilities	7,322,034	4,784,795
Non-current liabilities	230,818,100	122,392,265
Total liabilities	238,140,134	127,177,060
Loss from operations	(113,787,802)	(15,615,773)
Loss and comprehensive loss	(116,617,974)	(18,892,957)
Net cash flow from operating activities	(10,616,946)	(12,805,886)
Net cash flow from investing activities	(18,242,773)	(57,679,454)
Net cash flow from financing activities	51,226,203	(1,408,050)
Net increase (decrease) in cash	22,366,484	(71,893,390)
Subsidiaries with material non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Cash	14,035,000	6,587,000
Other current assets	265,000	209,000
Non-current assets	53,923,000	48,208,000
TOTAL ASSETS	68,223,000	55,004,000
Current liabilities	305,000	650,000
Non-current liabilities	14,831,000	867,000
Total liabilities	15,136,000	1,517,000
Loss from operations	9,543,000	2,097,000
Loss and comprehensive loss	9,616,000	2,162,000
Net cash flow from operating activities	(2,532,000)	(1,915,000)
Net cash flow from investing activities	(5,664,000)	(4,236,000)
Net cash flow from financing activities	15,643,000	6,333,000
Net increase (decrease) in cash	$ 7,447,000	$ 182,000